Borrowings (Details) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Borrowings
Bank loans and others, book value	$ 430	$ 6,138
Non-convertible notes, book value	979,396	841,925
Bank overdrafts , book value	21,151	8,965
Other borrowings , book value	2,071	3,386
Loans with non-controlling interests , book value	3,651	3,811
Total borrowings, book value	1,006,699	864,225
Non-convertible notes, fair value	1,022,315	846,094
Bank loans and others, fair value	430	6,138
Bank overdrafts , Fair value	21,151	8,965
Other borrowings , fair value	2,071	3,386
Loans with non-controlling interests , fair value	3,651	3,811
Total borrowings, Fair value	1,049,618	868,394
Total non-current borrowings	830,987	680,816
Total current borrowings	175,712	183,409
Borrowings total amount	$ 1,006,699	$ 864,225	$ 682,868